LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.8%
Automobiles & Components	0.6%
BorgWarner, Inc.		9,000	$312,660
Banks	0.6%
Citigroup, Inc.		4,800	303,552
Capital Goods	3.9%
Cummins, Inc.		6,150	1,812,097
Stanley Black & Decker, Inc.		2,500	244,825
			2,056,922
Consumer Durables & Apparel	2.2%
Garmin Ltd.		6,000	893,220
Lululemon Athletica, Inc.(a)		400	156,260
NIKE, Inc., Class B		1,000	93,980
			1,143,460
Consumer Services	1.4%
Booking Holdings, Inc.		130	471,624
McDonald's Corp.		1,000	281,950
			753,574
Diversified Financials	1.5%
CME Group, Inc.		2,000	430,580
Goldman Sachs Group (The), Inc.		900	375,921
			806,501
Energy	4.4%
ConocoPhillips		7,000	890,960
EOG Resources, Inc.		10,800	1,380,672
			2,271,632
Food & Staples Retailing	3.9%
Costco Wholesale Corp.		2,750	2,014,733
Health Care Equipment & Services	8.5%
HCA Healthcare, Inc.		5,800	1,934,474
Humana, Inc.		1,500	520,080
McKesson Corp.		800	429,480
UnitedHealth Group, Inc.		3,092	1,529,612
			4,413,646
Household & Personal Products	1.4%
Procter & Gamble (The) Co.		4,400	713,900
Insurance	5.5%
Aflac, Inc.		9,500	815,670
Progressive (The) Corp.		10,000	2,068,200
			2,883,870
Materials	2.4%
Air Products and Chemicals, Inc.		650	157,476
Freeport-McMoRan, Inc.		10,000	470,200
LyondellBasell Industries N.V., Class A		6,000	613,680
			1,241,356
Media & Entertainment	8.3%
Alphabet, Inc., Class A(a)		14,000	2,113,020
Comcast Corp., Class A		35,900	1,556,265

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2024 (Unaudited)
	Percentage of Net Assets	Shares	Value
Fox Corp., Class A		5,000	$156,350
Meta Platforms, Inc., Class A		1,000	485,580
			4,311,215
Pharmaceuticals, Biotech & Life Sciences	4.0%
AbbVie, Inc.		8,500	1,547,850
Bristol-Myers Squibb Co.		9,700	526,031
			2,073,881
Real Estate	2.1%
American Tower Corp.		2,000	395,180
Public Storage		1,500	435,090
Simon Property Group, Inc.		1,637	256,174
			1,086,444
Retailing	7.0%
Home Depot (The), Inc.		4,200	1,611,120
Lowe's Cos., Inc.		6,000	1,528,380
Target Corp.		2,000	354,420
Tractor Supply Co.		500	130,860
			3,624,780
Semiconductors & Semiconductor Equipment	13.4%
Broadcom, Inc.		1,500	1,988,115
Intel Corp.		10,000	441,700
KLA Corp.		1,500	1,047,855
Microchip Technology, Inc.		20,800	1,865,968
NVIDIA Corp.		1,750	1,581,230
Texas Instruments, Inc.		400	69,684
			6,994,552
Software & Services	12.3%
Accenture PLC, Class A		5,000	1,733,050
Intuit, Inc.		1,000	650,000
Mastercard, Inc., Class A		4,200	2,022,594
Microsoft Corp.		4,750	1,998,420
			6,404,064
Technology Hardware & Equipment	6.7%
Apple, Inc.		10,000	1,714,800
Arista Networks, Inc.(a)		3,000	869,940
Cisco Systems, Inc.		4,500	224,595
Motorola Solutions, Inc.		2,000	709,960
			3,519,295
Telecommunication Services	0.6%
Verizon Communications, Inc.		7,000	293,720
Transportation	4.7%
CSX Corp.		48,000	1,779,360
FedEx Corp.		2,400	695,376
			2,474,736
Utilities	1.4%
NextEra Energy, Inc.		11,700	747,747
TOTAL COMMON STOCKS (Cost $28,151,333)			50,446,240

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
March 31, 2024 (Unaudited)
	Percentage of Net Assets	Shares	Value

INVESTMENT COMPANIES	3.3%
Northern Institutional Treasury Portfolio, Premier Class, 5.15%*		1,717,170	$1,717,170
TOTAL INVESTMENT COMPANIES (Cost $1,717,170)			1,717,170
TOTAL INVESTMENTS (Cost $ 29,868,503)	100.1%		$52,163,410
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(49,180)
Net Assets	100.0%		$52,114,230

*	The rate presented is the 7-day effective yield in effect at March 31, 2024.
(a)	Non-income producing security.